INVENTORY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Inventory Disclosure [Abstract]
NOTE 6 - INVENTORY	INVENTORY

June 30, 2012

Inventory - beginning of period	$5,523
Change in inventory	1,961

Inventory - end of period	$7,484

INVENTORY

Inventories are comprised of the following amounts at the respective dates:

September 30, 2011

Raw materials	$4,340
Work in process	1,447
Finished goods	3,858
Provision for inventory liquidations	(8,921)
Inventory - end of period	$723

There was no inventory as of September 30, 2010.